Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 12:- SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on Ordinary shares will be paid in NIS. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment. The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax exempt income as dividend.

b.	Deferred share:

The Deferred share is not entitled to any rights other than the right to receive its nominal value upon liquidation of the Company.

c.	Employee Stock Purchase Plan ("ESPP"):

The Company reserved a total of 6,000,000 Ordinary shares for issuance under the ESPP. Eligible employees use up to 15% of their salaries to purchase Ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an Ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the Ordinary share on the subscription date of each offering period or on the purchase date.

During 2009, 2010 and 2011, employees purchased 478,231, 433,940 and 374,050 Ordinary shares at average prices of $ 19.19, $ 24.97 and $ 34.14 per share, respectively.

As of December 31, 2011, 1,730,922 Ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2009, 2010 and 2011, the Company recognized $ 3,061, $ 2,940 and $ 3,400, respectively, of compensation expense in connection with the ESPP.

d.	Stock options:

In 2005, the Company adopted two new equity incentive plans: the 2005 United States Equity Incentive Plan, which is referred to as the 2005 U.S. Plan, and the 2005 Israel Equity Incentive Plan, which is referred to as the 2005 Israel Plan. Both of these plans will be in effect until 2015. Following ratification of the new plans by its shareholders in September 2005, the Company stopped issuing stock options under the plans approved in 1996.

Under the Company's 2005 equity incentive plans (the "2005 Plans"), options are granted to employees, officers and directors at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2005 Plans generally vest over a period of four to five years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. The Company can also issue a variety of other equity incentives under the 2005 Plans. In addition to granting stock options, since 2006, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 2005 Plans. The Company does not record compensation expenses for performance based awards for which the grantees did not reach the performance targets. RSUs vest over a four year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

Under the 2005 Plans, the Company's non-employee directors receive an automatic annual option grant.

Under the terms of the 2005 Plans, options to purchase 50,000,000 Ordinary shares were reserved for issuance (increasing by 5,000,000 Ordinary shares on January 1 of each year beginning January 1, 2006), out of which as of December 31, 2011, 60,995,465 Ordinary shares were available for future grant under the 2005 Plans. As of December 31, 2011, 12,785,933 options and RSUs were outstanding under the 2005 Plans, 1,651,328 options were outstanding under the plans approved in 1996, 1,359 were outstanding under the Zone Labs plan and 9,318 were outstanding under the Pointsec Plan.

A summary of the Company's stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2009	2010	2011	2009	2010	2011
Outstanding at beginning of year	21,582	16,601	14,192	$20.97	$23.12	$23.85
Granted	1,845	2,139	2,125	$25.86	$30.69	$52.92
Exercised	(6,039)	(4,062)	(2,324)	$16.40	$24.15	$22.83
Expired	(591)	(470)	(602)	$23.31	$26.57	$26.97
Forfeited	(196)	(16)	(54)	$19.60	$21.95	$27.89

Outstanding at December 31,	16,601 *)	14,192	13,337	$23.12	$23.85	$28.50

Exercisable at December 31,	10,469	8,695	8,429	$22.86	$22.09	$24.21

*)	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

	Year ended December 31, 2011
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	$14,192	$318,075
Granted	2,125	N/A
Exercised	(2,324)
Forfeited	(656)	N/A

Outstanding as of December 31,	$13,337	$321,753

Exercisable as of December 31,	$8,429	$239,032

The following table summarizes information relating to RSUs, as well as changes to such awards during 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
	Number in thousands
Outstanding at beginning of year	1,398	1,612	1,254
Granted	755	371	389
Vested	(398)	(530)	(425)
Forfeited	(143)	(199)	(107)

Outstanding as of December 31,	1,612	1,254	1,111

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2009, 2010 and 2011 were $ 23.87, $ 36.43 and $ 51.89, respectively.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08-6.08	1	2.13	6.08	1	2.13	6.08
16.80-16.80	2,200	1.58	16.80	2,200	1.58	16.80
18.56-22.95	447	3.30	21.71	153	2.48	21.64
23.19-23.65	3,951	1.81	23.44	3,112	2.06	23.50
24.01-26.47	2,225	4.13	25.25	1,625	4.08	25.11
26.77-29.49	1,965	5.37	29.12	825	5.46	29.41
32.31-35.79	399	5.22	34.83	87	5.22	34.87
43.95-46.01	49	5.98	45.00	6	5.86	43.95
51.98-59.59	2,100	6.38	53.00	420	6.39	53.05

6.08-59.59	13,337	3.57	28.50	8,429	2.92	24.21

The weighted average fair values at grant date of options granted for the years ended December 31, 2009, 2010 and 2011, with an exercise price equal to the market value at the date of grant were $ 9.98, $ 9.09 and $ 17.04, respectively.

As of December 31, 2011, the Company had approximately $ 81,473 of unrecognized compensation expense related to non-vested stock options and non-vested restricted stock awards, expected to be recognized over four years.

e.	Since 2003, the Company's board of directors approved seven programs to repurchase Ordinary shares for a total of $ 2,150,000. The first through fifth programs were announced between 2003 and 2008. The sixth program was announced on January 27, 2010, and as of December 31, 2011, is still in effect, and authorizes the repurchase of up to $ 250,000 of its Ordinary shares. Under the repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded from available working capital.

The repurchase programs have no time limit and may be suspended from time to time or discontinued. Under the above programs, the Company repurchased during 2009, 2010 and 2011 approximately 7.81, 5.65 and 5.59 million shares, respectively, at a total cost of $ 202,285, $ 200,000 and $ 300,000, respectively. The average purchase price per share during 2009, 2010 and 2011 was $ 25.89, $ 35.38 and $ 53.65, respectively. Such purchases of ordinary shares are accounted for as treasury stock and result in a reduction of shareholders' equity. As of December 31, 2011, there is approximately $ 80,105 remaining out of the $ 300,000 authorized under the seventh share repurchase program authorized in 2011. The eighth program was announced on February 2, 2012, and authorized the repurchase of up to $ 300,000 million annually of our ordinary shares following the approval of our consolidated financial statements for the year ended December 31, 2011.

Through December 31, 2011, the Company reissued 29,704,017 of its repurchased ordinary shares in consideration for the exercise of stock options and restricted shares by employees and for shares issued under the ESPP.